THOR INDEX ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.9%
	EQUITY - 99.9%
18,067	Invesco QQQ Trust Series 1	$ 9,209,473
21,094	SPDR Dow Jones Industrial Average ETF Trust	9,494,198
15,531	SPDR S&P 500 ETF Trust	9,358,204
		28,061,875

	TOTAL EXCHANGE-TRADED FUNDS (Cost $26,960,099)	28,061,875

	TOTAL INVESTMENTS - 99.9% (Cost $26,960,099)	$ 28,061,875
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	25,037
	NET ASSETS - 100.0%	$ 28,086,912

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt